Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions			12 Months Ended
		Jan. 01, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain (loss) on own credit booked in the reserve			£ 0	£ 35	£ (430)
Own credit reserve [member]
Effects of changes in accounting policies	[1],[2]	£ (175)
Gain (loss) on own credit booked in the reserve			4
Own credit reserve [member] | Own credit provisions of IFRS 9 [Member]
Effects of changes in accounting policies		(175)
Gain (loss) on own credit booked in the reserve		4
Retained earnings [member]
Effects of changes in accounting policies	[1]	£ 175
Retained earnings [member] | Own credit provisions of IFRS 9 [Member]
Effects of changes in accounting policies			£ 175

[1]

As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the income statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £ 175 m has there fore been reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2017 a £ 4 m loss (net of tax) on own credit has been booked in the reserve.

[2]	For further details refer to Note 32 .